Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ 24	$ 481	$ 1,235
Adjustments for
Depreciation and amortization	489	443	403
Impairment losses of fixed assets (Reversal of)	90	(10)	17
Exchange rate, interest and derivative, net	90	110	140
Loss (profit) from divestiture of businesses	4	0	(841)
Tax expenses	25	147	129
Change in provisions	113	(21)	(66)
Other	1	(1)	16
Adjustments for reconcile profit loss	812	668	(202)
Change in inventories	54	(72)	(115)
Change in trade receivables	(89)	199	(101)
Change in trade payables	84	(58)	(34)
Change in other receivables	5	5	(3)
Change in other payables	54	4	(1)
Net change in operating assets and liabilities	108	78	(254)
Interest paid	(109)	(115)	(103)
Income taxes paid, net of refunds	(31)	(120)	(56)
Net cash provided by operating activities	804	992	620
Cash flows from investing activities
Proceeds (investments) in deposits, net	34	(2)	(3)
Business combinations	(27)	0	0
Purchases of property, plant and equipment and intangible assets	(626)	(576)	(572)
Proceeds from divestiture of businesses net of transaction expenses	26	0	902
Dividends from equity-accounted investees	7	3	2
Proceeds from sale of property, plant and equipment	3	50	2
Net cash provided by (used in) investing activities	(583)	(525)	331
Cash flows from financing activities
Dividends paid to the company's shareholders	(118)	(273)	(241)
Receipt of long-term debt	1,175	657	1,746
Repayments of long-term debt	(1,133)	(689)	(2,115)
Repayment of short-term debit, net	(52)	(183)	(283)
Receipt from transactions in derivatives designated as a cash flow hedge	24	0	0
Other	(1)	(2)	(1)
Net cash used in financing activities	(105)	(490)	(894)
Cash and cash equivalents as at the beginning of the year	95	121	83
Net change in cash and cash equivalents	116	(23)	57
Net effect of currency translation on cash and cash equivalents	3	(3)	(24)
Cash and cash equivalents included as part of assets held for sale	0	0	5
Cash and cash equivalents as at the end of the year	$ 214	$ 95	$ 121